Cash Flow Information - Schedule of Cash Flow Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation from net loss after tax to net cash used in operations
Net loss	$ (51,871,823)	$ (139,446,204)	$ (5,450,213)
Non-cash flows included in operating loss:
Depreciation (note 10)	1,088	6,642	6,757
Amortisation (note 14)	10,161	19,359
Listing expenses (note 4)		76,007,159
Merger expenses		962,500
Gain/loss on fair value of warrants (note 20)	(49,534)	20,623,381
Gain on extinguishment of liability (note 21)	(235,350)
Transaction costs for PIPE Warrants (Financial liability) (note 21)	25,703
Finance expenses	(480,000)	28,710,000
Share based payment expense (note 24)	30,566,894	608,156
Issue of shares to directors and management in lieu of fees (note 24)	1,079,318	182,534
Share of net losses of associate (note 13)	(6,829)	2,263
Share of net profits of JV accounted for using the equity method (note 12)	(701,978)
Foreign exchange	(40,777)	91,381	(5,664)
Changes in assets and liabilities:
(Increase) / Decrease in trade and other receivables	790,038	(2,385,927)	(50,404)
(Increase) / Decrease in prepaid expenses	682,278
(Increase) / Decrease in restricted cash	(447,516)
(Increase) in trade and other payables	4,709,135	9,959,378	3,081,707
(Increase) in provisions	3,254	16,742	7,458
Increase in related party payable	1,585,995		34,603
Increase in other receiables			(3,033)
Fair value of identifiable net assets of Sizzle at 29 February 2024 (note 29)		(10,473,822)
Other	(117,208)	(5,899)
Net cash (used in) operating activities	$ (14,497,151)	$ (15,122,354)	$ (2,378,789)